As filed with the Securities and Exchange Commission on May 30, 2001
                                               Securities Act File No. 333-51722
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 2                      [X]


                          PILGRIM ADVISORY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)


                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)


                                James M. Hennessy
                          ING Pilgrim Investments, LLC
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)


                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                                   ----------

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                   ----------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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                                EXPLANATORY NOTE

     The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16 (12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/Prospectus filed on EDGAR on February 1, 2001 (SEC File No.
333-51722), and the definitive Statement of Additional Information filed on EDGAR on February 1, 2001 (SEC File No. 333-51722).

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Section  2-418 of the  General  Corporation  Law of the State of  Maryland,
Article VII of the Fund's Articles of Corporation, Article VI of the Fund's Bylaws, the Investment Management Agreement filed as Exhibit (6)(A), and the Underwriting Agreement filed as Exhibit (7)(A) provide for indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)(A)  Form of Articles of Incorporation (3)
   (B)  Form  of  Articles  of  Supplementary   designating   Pilgrim  America
        Strategic Income Fund (3)
   (C)  Form of Amendment to Articles of Incorporation (3)
   (D)  Form of Certificate of Correction to Articles of Incorporation (6)
   (E)  Form of Certificate of Correction to Articles of Supplementary (6)
   (F)  Form of Articles Supplementary designating Class C (6)
   (G)  Form of Articles Supplementary designating Class Q (9)
   (H)  Form of Articles of Amendment (10)
   (I)  Form of Certificate of Correction (10)

(2)     Form of Amended and Restated Bylaws (1)

(3)     Not Applicable

(4)     Agreement and Plan of Reorganization (11)

(5)     Specimen security (2)

(6)(A) Form of Investment Management Agreement (10) Form of Portfolio Management Agreement with HSBC Asset Management Americas Inc. and HSBC Asset
   (B) Management Hong Kong Limited relating to Asia-Pacific Equity Fund (7) Form of Underwriting Agreement between Pilgrim Advisory Funds, Inc. and Pilgrim Securities, Inc.

(7)(A) Form of Underwriting Agreement between Pilgrim Advisory Funds, Inc. and Pilgrim Securities, Inc. (11)
   (B)  Form of Selling Group Agreement (3)
   (C) Form of Service Agreement between Pilgrim Securities, Inc. and broker-dealers (3)

                                      C-1
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(8)     Not Applicable

 (9)(A) Form of Custody Agreement (3)
    (B) Form of Recordkeeping Agreement (3)

(10)(A) Form of Service and Distribution Plan for Class A Shares (3)
    (B) Form of Service and Distribution Plan for Class B Shares (5)
    (C) Form of Service and Distribution Plan for Class M Shares (3)
    (D) Form of Amended and Restated Multiple Class Plan Adopted Pursuant to Rule 18f-3 (8)

(11)    Form of Opinion and Consent of Counsel (11)

(12)(A) Opinion of Counsel supporting tax matters and consequences filed herewith
    (B) Consent of Counsel

(13)(A) Form of Shareholder Service Agreement with Pilgrim Group, Inc. (6)
    (B) Form of Amended and Restated Expense Limitation Agreement (9)

(14)(A) Consent of KPMG LLP (11)
    (B) Consent of PricewaterhouseCoopers LLP (12)

(15)    Not Applicable

(16) Powers of Attorney for Directors previously filed with Registrant's Registration Statement on Form N-14 on December 13, 2000, and incorporated herein by reference.

(17)    Not Applicable

----------
(1) Filed as an exhibit to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on October 30, 1996, and incorporated herein by reference.
(2) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on June 22, 1995, and incorporated herein by reference.
(3) Filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on August 14, 1998, and incorporated herein by reference.
(4) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on October 27, 1998, and incorporated herein by reference.
(5) Filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on March 25, 1999, and incorporated herein by reference.
(6) Filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed on May 24, 1999, and incorporated herein by reference.
(7) Filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on September 2, 1999, and incorporated herein by reference.
(8) Filed as an exhibit to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on October 29, 1999, and incorporated herein by reference.

                                      C-2
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(9)  Filed as an exhibit to Post-Effective  Amendment No. 13 to the Registration
     Statement on Form N-1A filed on January 4, 2000, and incorporated herein by reference.
(10) Filed as an exhibit to Post-Effective Amendment No 14 to the Registration Statement on Form N-1A filed on November 1, 2000, and incorporated herein by reference.
(11) Filed as an exhibit to the Registration Statement on Form N-14 filed on December 13, 2000, and incorporated herein by reference.
(12) Filed as an exhibit to the Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 filed on January 19, 2001, and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                      C-3
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 29th day of May, 2001.

                                    PILGRIM ADIVSORY FUNDS, INC.


                                    By: /s/ Kimberly A. Anderson
                                        ------------------------------
                                        Kimberly A. Anderson
                                        Vice President & Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signature                          Title                         Date
       ---------                          -----                         ----


------------------------------     Trustee and Chairman             May 29, 2001
John G. Turner*


/s/ James M. Hennessy
------------------------------     President and Chief Executive    May 29, 2001
James M. Hennessy                  Officer


------------------------------     Senior Vice President and
Michael J. Roland*                 Principal Financial Officer      May 29, 2001


------------------------------     Trustee                          May 29, 2001
Paul S. Doherty*


------------------------------     Trustee                          May 29, 2001
Alan L. Gosule*


------------------------------     Trustee                          May 29, 2001
Walter H. May, Jr.*


------------------------------     Trustee                          May 29, 2001
Thomas J. McInerney

                                      C-4
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------------------------------     Trustee                          May 29, 2001
Jock Patton*


------------------------------     Trustee                          May 29, 2001
David W.C. Putnam*


------------------------------     Trustee                          May 29, 2001
Blaine E. Rieke


------------------------------     Trustee                          May 29, 2001
Richard A. Wedemeyer


* By: /s/ James M. Hennessy
      ------------------------------
      James M. Hennessy
      Attorney-in-Fact**

** Executed pursuant to powers of attorney filed with the Registrant's Form N-14 Registration Statement on December 13, 2000.

                                      C-5
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                                 EXHIBIT INDEX

     (12) (A)  Opinion of Counsel supporting tax matters and consequences
          (B)  Consent of Counsel